Retirement Benefits	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits
Pensions - The Company has noncontributory defined benefit pension plans covering eligible employees, including certain employees in foreign countries. Plans for most salaried employees provide pay-related benefits based on years of service. Plans for hourly employees generally provide benefits based on flat-dollar amounts and years of service. The Company also has arrangements for certain key employees which provide for supplemental retirement benefits. In general, the Company's policy is to fund these plans based on legal requirements, tax considerations, local practices and investment opportunities. The Company also sponsors defined contribution plans and participates in government-sponsored programs in certain foreign countries.
A summary of the Company's defined benefit pension plans follows:

	2012	2011	2010
Benefit cost
Service cost	$84,663	$87,676	$70,977
Interest cost	185,550	176,081	178,562
Expected return on plan assets	(201,845)	(200,303)	(177,559)
Amortization of prior service cost	14,016	12,636	13,974
Amortization of unrecognized actuarial loss	105,788	109,436	65,823
Amortization of initial net (asset)	(60)	(63)	(55)
Net periodic benefit cost	$188,112	$185,463	$151,722

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$3,569,560	$3,430,835
Service cost	84,663	87,676
Interest cost	185,550	176,081
Actuarial loss (gain)	847,628	(101,806)
Benefits paid	(152,417)	(146,779)
Plan amendments	3,475	9,735
Acquisitions	40,324	—
Foreign currency translation and other	(72,262)	113,818
Benefit obligation at end of year	$4,506,521	$3,569,560
Change in plan assets
Fair value of plan assets at beginning of year	2,798,417	$2,020,186
Actual gain on plan assets	4,515	384,848
Employer contributions	68,799	461,243
Benefits paid	(152,417)	(146,779)
Acquisitions	28,928	—
Foreign currency translation and other	(48,192)	78,919
Fair value of plan assets at end of year	$2,700,050	$2,798,417
Funded status	$(1,806,471)	$(771,143)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(11,448)	$(14,815)
Pensions and other postretirement benefits	(1,795,023)	(756,328)
Net amount recognized	$(1,806,471)	$(771,143)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$2,051,178	$1,133,411
Prior service cost	57,756	69,337
Transition obligation	230	161
Net amount recognized	$2,109,164	$1,202,909

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and excludes the effect of income taxes.

The estimated amount of net actuarial loss, prior service cost and transition obligation that will be amortized from accumulated other comprehensive (loss) into net periodic benefit pension cost in 2013 is $190,334, $13,677 and $24, respectively.
The accumulated benefit obligation for all defined benefit plans was $4,025,095 and $3,219,403 at June 30, 2012 and 2011, respectively. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,491,415, $4,012,352 and $2,684,948, respectively, at June 30, 2012, and $3,119,540, $2,798,701 and $2,353,730, respectively, at June 30, 2011. The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $4,499,085 and $2,691,772, respectively, at June 30, 2012, and $3,557,563 and $2,783,349, respectively, at June 30, 2011.
The Company expects to make cash contributions of approximately $281 million to its defined benefit pension plans in 2013, the majority of which relate to U.S. qualified benefit plans. Estimated future benefit payments in the five years ending June 30, 2013 through 2017 are $159,901, $206,157, $176,683, $189,949 and $202,647, respectively and $1,213,083 in the aggregate for the five years ending June 30, 2018 through June 30, 2022.
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2012	2011	2010
U.S. defined benefit plans
Discount rate	5.45%	5.30%	6.25%
Average increase in compensation	5.21%	5.21%	4.34%
Expected return on plan assets	8.0%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	2.0 to 5.87%	1.75 to 6.0%	2.0 to 6.78%
Average increase in compensation	2.0 to 5.0%	2.0 to 4.5%	2.0 to 4.7%
Expected return on plan assets	1.0 to 7.5%	1.0 to 8.0%	1.0 to 8.0%

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%
Average increase in compensation	5.21%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same estimated time period that benefit payments will be required to be made. The expected return on plan assets assumption is based on the weighted-average expected return of the various asset classes in the plans' portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance.
The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2012	2011
Equity securities	54%	59%
Debt securities	34%	33%
Other	12%	8%
	100%	100%

The weighted-average target asset allocation as of June 30, 2012 is 55 percent equity securities, 34 percent debt securities and 11 percent other investments. The investment strategy for the Company's worldwide defined benefit pension plan assets focuses on achieving prudent actuarial funding ratios while maintaining acceptable levels of risk in order to provide adequate liquidity to meet immediate and future benefit requirements. This strategy requires investment portfolios that are broadly diversified across various asset classes and external investment managers. Assets held in the U.S. defined benefit plans account for approximately 72 percent of the Company's total defined benefit plan assets. The Company's overall investment strategy with respect to the Company's U.S. defined benefit plans is to opportunistically migrate from its current mix between growth seeking assets (primarily consisting of global public equities in developed and emerging countries and hedge fund of fund strategies) and income generating assets (primarily consisting of high quality bonds, both domestic and global, emerging market bonds, high yield bonds and Treasury Inflation Protected Securities) to an allocation more heavily weighted toward income generating assets. Over time, long duration fixed income assets are being added to the portfolio. These securities are highly correlated with the Company's pension liabilities and will serve to hedge a portion of the Company's interest rate risk.
The fair values of pension plan assets at June 30, 2012 and at June 30, 2011, by asset class, are as follows. The classification of certain pension plan assets at June 30, 2012 have been changed from the prior year classification to more accurately categorize the assets with the fair value hierarchy. There have been no changes in the method used to calculate the fair value of these assets.

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$112,080	$58,511	$53,569	$—
Equity securities
U.S. based companies	376,946	376,946	—	—
Non-U.S. based companies	288,161	288,161	—	—
Fixed income securities
Corporate bonds	120,136	—	120,136	—
Government issued securities	137,618	79,536	58,082	—
Mutual funds
Equity funds	220,312	219,816	496	—
Fixed income funds	138,314	135,620	2,694	—
Common/Collective trusts
Equity funds	766,847	—	766,847	—
Fixed income funds	513,365	—	513,365	—
Limited Partnerships	128,470	—	128,470	—
Miscellaneous	(3,832)	88	(3,920)	—
Total at June 30, 2011	$2,798,417	$1,158,678	$1,639,739	$—

Cash and cash equivalents, which include repurchase agreements and other short-term investments, are valued at cost, which approximates fair value.
Equity securities are valued at the closing price reported on the active market on which the individual securities are traded. U.S. based companies include Company stock with a fair value of $102,212 as of June 30, 2012 and $119,856 as of June 30, 2011.
Fixed income securities are valued using both market observable inputs for similar assets that are traded on an active market and the closing price on the active market on which the individual securities are traded.
Mutual funds are valued using both the closing market price reported on the active market on which the fund is traded and market observable inputs for similar assets that are traded on an active market and primarily consist of equity and fixed income funds. The equity funds primarily provide exposure to U.S. and international equities and fixed income securities, real estate and commodities. The fixed income funds primarily provide exposure to high-yield securities and emerging market fixed income instruments.
Common/Collective trusts primarily consist of equity and fixed income funds and are valued using a net asset value per share. Common/Collective trust investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. The equity funds provide exposure to large, mid and small cap U.S. equities, international large and small cap equities and emerging market equities. The fixed income fund provides exposure to U.S., international and emerging market debt securities.
Limited Partnerships primarily consist of small cap equity and hedge funds and are valued using a net asset value per share. Limited Partnership investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. Small cap equity funds provide exposure to domestic small cap equities and hedge funds provide exposure to a variety of hedging strategies including long/short equity, relative value, event driven and global macro .
Miscellaneous primarily includes net payables for securities purchased but not settled in the asset portfolio of the Company's U.S. defined benefit pension plans and insurance contracts held in the asset portfolio of the Company's non-U.S. defined benefit pension plans. Insurance contracts are valued at the present value of future cash flows promised under the terms of the insurance contracts.
The primary investment objective of equity securities and equity funds, within both the mutual fund and common/collective trust asset class, is to obtain capital appreciation in an amount that at least equals various market-based benchmarks. The primary investment objective of fixed income securities and fixed income funds, within both the mutual fund and common/collective trust asset class, is to provide for a constant stream of income while preserving capital. The primary investment objective of limited partnerships is to achieve capital appreciation through an investment program focused on specialized investment strategies. The primary investment objective of insurance contracts, included in the miscellaneous asset class, is to provide a stable rate of return over a specified period of time.
Employee Savings Plan - The Company sponsors an employee stock ownership plan (ESOP) as part of its existing savings and investment 401(k) plan. The ESOP is available to eligible domestic employees. Parker Hannifin common stock is used to match contributions made by employees to the ESOP up to a maximum of 4.0 percent of an employee's annual compensation.

	2012	2011	2010
Shares held by ESOP	10,216,738	10,308,032	10,950,349
Company contributions to ESOP	$58,067	$52,627	$48,336

Company contributions to the ESOP are generally made in the form of cash and are recorded as compensation expense. In 2010, in lieu of cash, the Company delivered 510,984 of its common shares out of treasury for the matching contribution.
The Company has a retirement income account (RIA) within the employee savings plan. The Company makes a contribution to the participant's RIA account each year, the amount of which is based on the participant's age and years of service. Participants do not contribute to the RIA. The Company recognized $19,372, $16,844 and $12,598 in expense related to the RIA in 2012, 2011 and 2010, respectively.
In addition to shares within the ESOP, as of June 30, 2012, employees have elected to invest in 3,451,084 shares of common stock within the company stock fund of the savings and investment 401(k) plan.
Other Postretirement Benefits - The Company provides postretirement medical and life insurance benefits to certain retirees and eligible dependents. Most plans are contributory, with retiree contributions adjusted annually. The plans are unfunded and pay stated percentages of covered medically necessary expenses incurred by retirees, after subtracting payments by Medicare or other providers and after stated deductibles have been met. For most plans, the Company has established cost maximums to more effectively control future medical costs. The Company has reserved the right to change these benefit plans.
Certain employees are covered under benefit provisions that include prescription drug coverage for Medicare eligible retirees. The impact of the subsidy received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 on the Company's other postretirement benefits was immaterial.
A summary of the Company's other postretirement benefit plans follows:

	2012	2011	2010
Benefit cost
Service cost	$728	$675	$545
Interest cost	3,482	3,579	3,920
Net amortization and deferral	480	524	(461)
Net periodic benefit cost	$4,690	$4,778	$4,004

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$73,139	$69,868
Service cost	728	675
Interest cost	3,482	3,579
Actuarial loss	11,447	5,002
Benefits paid	(5,142)	(5,985)
Benefit obligation at end of year	$83,654	$73,139
Funded status	$(83,654)	$(73,139)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,041)	$(5,670)
Pensions and other postretirement benefits	(78,613)	(67,469)
Net amount recognized	$(83,654)	$(73,139)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$21,246	$10,324
Prior service (credit)	(1,023)	(1,068)
Net amount recognized	$20,223	$9,256

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and is before the effect of income taxes. The amount of net actuarial loss and prior service (credit) that will be amortized from accumulated other comprehensive (loss) into net periodic postretirement cost in 2013 is $1,573 and $(103), respectively.
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2012	2011	2010
Discount rate	5.0%	5.01%	6.10%
Current medical cost trend rate	8.0%	8.0%	8.5%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2018	2018

The discount rate assumption used to measure the benefit obligation was 3.62 percent in 2012 and 5.0 percent in 2011.
Estimated future benefit payments for other postretirement benefits in the five years ending June 30, 2013 through 2017 are $5,068, $5,140, $5,168, $5,245 and $5,319, respectively, and $25,438 in the aggregate for the five years ending June 30, 2018 through June 30, 2022.
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$221	$(185)
Effect on postretirement benefit obligation	4,135	(3,476)

Other - The Company has established nonqualified deferred compensation programs, which permit officers, directors and certain management employees annually to elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred, Company match, and earnings on the deferrals. During 2012, 2011 and 2010, the Company recorded expense relating to deferred compensation of $4,499, $28,720 and $21,553, respectively.
The Company has invested in corporate-owned life insurance policies to assist in meeting the obligation under these programs. The policies are held in a rabbi trust and are recorded as assets of the Company.